Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Carrying Amount of Notes

The carrying amount of the Notes as of December 31, 2019 and 2020 were as follows:

	As of December 31, 2019	As of December 31, 2020
	RMB	RMB	US$

Liability component:
Principal	13,577,850	17,953,650	2,751,517
Less: unamortized debt discount	1,280,982	1,274,874	195,383
Net carrying amount	12,296,868	16,678,776	2,556,134
Equity component:
Carrying amount	1,349,262	1,744,219	267,313